Taxes Other Than Income Tax - Summary of Future Land Rental Payments for the Next Five Years Under Non-cancelable Operating Lease Agreements (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Schedule Of Future Minimum Rental Payments For Operating Leases [Line Items]
2013	$ 60,428
2014	44,813
2015	45,427
2016	45,626
2017	$ 43,693